Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
30 Earnings per share
Basic EPS is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares and excludes all potential shares outstanding during the year, as their inclusion would be anti-dilutive. The Group potential shares consist of incremental shares issuable upon the assumed exercise of share options and the incremental shares issuable upon the assumed vesting of unvested share awards.
The following table reflects the loss and share data used in the basic and diluted EPS calculations from continuous operations:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Numerator
Loss for the period from continuing operations	(99,261)	(99,105)	(61,540)
Less: net loss attributable to non-controlling interest from continuing operations	(23)	(19)	11
Loss attributable to Equity of the Company from continuing operations	(99,238)	(99,086)	(61,551)
Denominator
Weighted average number of shares for basic and diluted EPS	201,789,219	219,981,977	246,951,317

Loss per share from continuing operations - basic and diluted	(0.49)	(0.45)	(0.25)
The following table reflects the loss and share data used in the basic and diluted EPS calculations from discontinued operations:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Numerator
Loss for the period from discontinued operations	(4,917)	—	—
Loss attributable to Equity of the Company from discontinued operations	(4,917)	—	—
Denominator
Weighted average number of shares for basic and diluted EPS	201,789,219	219,981,977	246,951,317

Loss per share from discontinued operations - basic and diluted	(0.02)	—	—
The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Numerator
Loss for the period	(104,178)	(99,105)	(61,540)
Less: net loss attributable to non-controlling interest	(23)	(19)	11
Loss attributable to Equity of the Company	(104,155)	(99,086)	(61,551)
Denominator
Weighted average number of shares for basic and diluted EPS	201,789,219	219,981,977	246,951,317

Loss per share - basic and diluted	(0.52)	(0.45)	(0.25)
Potential dilutive securities that are not included in the diluted earnings per share calculations because they would be anti-dilutive are as follows:

	For the year ended December 31,
	2023	2024	2025
Share Options and Stock Units	2,017,355	3,474,322	2,496,453